Significant Accounting Policies (Tables)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Income/(Loss) Per Share	As a result, diluted net income/(loss) per common share is the same as basic net income/(loss) per common share for the period.

	For the Three Months Ended June 3 0 , 2021		For the Six Months Ended June 30, 2021
	Class A	Class F	Class A	Class F
Basic and diluted net income/(loss) per share:
Numerator:
Allocation of net income/(loss)	$(19,664,780)	$(4,916,195)	$(43,650,511)	$(10,912,628)

Denominator:
Weighted-average shares outstanding	34,500,000	8,625,000	34,500,000	8,625,000
Basic and diluted net income/(loss) per share	$(0.57)	$(0.57)	$(1.27)	$(1.27)

As a result, diluted n
e
t income/(loss) per common share is the same as basic net income/(loss) per common share for the period.

	For the Period from June 29, 2020 (inception) to December 31, 2020
	Class A	Class F
Basic and diluted net loss per share :
Numerator:
Allocation of net loss including accretion of temporary equity	$(6,786,239)	$(24,530,046)

Denominator:
Weighted-average shares outstanding	3,170,550	11,457,666
Basic and diluted net loss per share	$(2.14)	$(2.14)